Note G - Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
G
- Deposits

Following is a summary of interest-bearing deposits at
December 31:

	2018	2017
NOW accounts	$155,166	$158,650
Savings and Money Market	237,868	241,018
Time:
In denominations of $250,000 or less	178,736	181,690
In denominations of more than $250,000	37,113	21,711
Total time deposits	215,849	203,401
Total interest-bearing deposits	$608,883	$603,069

Following is a summary of total time deposits by remaining maturity at
December 31, 2018:

2019	$107,432
2020	60,025
2021	24,396
2022	17,901
2023	5,633
Thereafter	462
Total	$215,849

Brokered deposits, included in time deposits, were
$30,838
and
$34,363
at
December 31, 2018
and
2017,
respectively.